Summary Prospectus March 1, 2011



                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS DREMAN SMALL CAP VALUE FUND






CLASS/Ticker    A   KDSAX    B   KDSBX    C   KDSCX    INST   KDSIX    S   KDSSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C), (800) 730-1313 (INST)
and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated March 1, 2011, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 29) and Purchase and Redemption of Shares in the fund's SAI (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C       INST          S
                                     ----------  ---------  ---------  ---------  ---------
Maximum sales charge (load)
imposed on purchases, as % of
offering price                           5.75      None       None       None       None
------------------------------------     ----      --         --         --         --
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00         None       None
------------------------------------    -----    ----       ----         --         --
Redemption/exchange fee on shares
owned less than 15 days, as % of
redemption proceeds                      2.00    2.00       2.00       2.00       2.00
------------------------------------    -----    ----       ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                          A          B          C        INST           S
                                  ---------  ---------  ---------  ----------  ----------
Management fee                        0.71       0.71       0.71       0.71        0.71
---------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                          0.24       0.99       1.00      None        None
---------------------------------     ----       ----       ----      -----       -----
Other expenses                        0.29       0.36       0.23       0.09        0.34
---------------------------------     ----       ----       ----      -----       -----
Acquired funds fees and expenses      0.08       0.08       0.08       0.08        0.08
---------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                              1.32       2.14       2.02       0.88        1.13
---------------------------------     ----       ----       ----      -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 702     $ 617     $ 305     $  90     $ 115
--       -----     -----     -----     -----     -----
3          969       970       634       281       359
--       -----     -----     -----     -----     -----
5        1,257     1,349     1,088       488       622
--       -----     -----     -----     -----     -----
10       2,074     2,072     2,348     1,084     1,375
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 702     $ 217     $ 205     $  90     $ 115
--       -----     -----     -----     -----     -----
3          969       670       634       281       359
--       -----     -----     -----     -----     -----
5        1,257     1,149     1,088       488       622
--       -----     -----     -----     -----     -----
10       2,074     2,072     2,348     1,084     1,375
--       -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2010: 33%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small US companies, which the fund defines as companies that are similar in market value to those in the Russell 2000 (Reg. TM) Index. While the fund invests mainly in US stocks, it could invest up to 20% of total assets in foreign securities.

MANAGEMENT PROCESS. Portfolio management begins by screening stocks of small companies with below-market price-to-earnings (P/E) ratios. Portfolio management then compares the company's stock price to such measures as book value, cash flow and yield and analyzes individual companies to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.


Portfolio management then assembles the fund's portfolio from among the most attractive stocks, drawing, in addition, on an analysis of economic outlooks for various industries.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than larger company stocks.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.



                                       2
                                                 DWS Dreman Small Cap Value Fund


                                                SUMMARY PROSPECTUS March 1, 2011

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  2001        2002       2003       2004       2005      2006       2007       2008       2009       2010
  14.32       -10.79     42.64      25.31      9.71      23.58      2.48       -29.62     30.25      19.27




Best Quarter: 22.64%, Q2 2009   Worst Quarter: -20.74%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Institutional Class index comparison began on 8/31/2002 and Class S index comparison on 2/28/05.



                                    CLASS           1          5          10       SINCE
                                INCEPTION        YEAR      YEARS       YEARS   INCEPTION
                              -----------  ----------  ---------  ----------  ----------
CLASS A before tax            5/22/1992        12.41       5.51       10.09          -
----------------------------- ---------        -----       ----       -----          -
  After tax on
  distributions()                              12.41       4.73        9.49          -
  After tax on distribu-
  tions and sale of
  fund shares                                   8.21       4.55        8.86          -
----------------------------- ---------        -----       ----       -----          -
CLASS B before tax            9/11/1995        15.32       5.70       10.19          -
----------------------------- ---------        -----       ----       -----          -
CLASS C before tax            9/11/1995        18.46       5.98        9.92          -
----------------------------- ---------        -----       ----       -----          -
RUSSELL 2000 (Reg. TM) VALUE
INDEX (reflects no
deduction for fees,
expenses or taxes)                             24.50       3.52        8.42          -
----------------------------- ---------        -----       ----       -----          -
INST CLASS before tax         8/19/2002        19.81       7.19          -        12.28
----------------------------- ---------        -----       ----       -----       -----
RUSSELL 2000 (Reg. TM) VALUE
INDEX (reflects no
deduction for fees,
expenses or taxes)                             24.50       3.52          -         9.71
----------------------------- ---------        -----       ----       -----       -----
CLASS S before tax            2/28/2005        19.52       6.98          -         7.50
----------------------------- ---------        -----       ----       -----       -----
RUSSELL 2000 (Reg. TM) VALUE
INDEX (reflects no
deduction for fees,
expenses or taxes)                             24.50       3.52          -         4.18
----------------------------- ---------        -----       ----       -----       -----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Dreman Value Management, L.L.C.


PORTFOLIO MANAGER(S)

MARK ROACH. Managing Director of Dreman Value Management, L.L.C. and Lead Portfolio Manager of the fund. Joined the fund in 2006.


DAVID N. DREMAN. Chairman of Dreman Value Management, L.L.C. and Portfolio Manager of the fund. Joined the fund in 2002.


E. CLIFTON HOOVER, JR. Chief Investment Officer and Managing Director of Dreman Value Management, L.L.C. and Portfolio Manager of the fund. Joined the fund in 2006.


MARIO TUFANO. Associate Portfolio Manager of the fund. Joined the fund in 2010.




PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.

The fund is generally closed to new investors. Unless you fit into one of the investor eligibility categories described in Policies You Should Know About section of the prospectus, you may not invest in the fund.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.



                                       3
                                                 DWS Dreman Small Cap Value Fund


                                                SUMMARY PROSPECTUS March 1, 2011

TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                                 DWS Dreman Small Cap Value Fund
                                     SUMMARY PROSPECTUS March 1, 2011 DDSCVF-SUM